Offerings	Aug. 30, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value US$0.0001 per share
Amount Registered | shares	916,200
Proposed Maximum Offering Price per Unit	21.88
Maximum Aggregate Offering Price	$ 20,046,456.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 2,958.86
Offering Note	The Registrant's Class A ordinary shares may be represented by its American Depositary Shares, or ADSs, each represents one Class A ordinary share. The Registrant's ADSs issuable upon deposit of the Class A ordinary shares registered hereby have been registered under separate registration statements on Form F-6 (File No. 333-214107 and File No. 333-276561). Amount Registered represents Class A ordinary shares to be delivered upon exercise of options and pursuant to other awards granted under the 2024 Share Incentive Plan (the "Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional shares which may be offered and issued to prevent dilution from share splits, share dividends or similar transactions as provided in the Plan. Any Class A ordinary shares covered by an award granted under the Plan (or portion of an award) that terminates, expires or lapses for any reason will be deemed not to have been issued for purposes of determining the maximum aggregate number of ordinary shares that may be issued under the Plan. The 916,200 shares represents ordinary shares to be delivered upon exercise of outstanding options granted under the Plan as of the date of this registration statement, and the corresponding proposed maximum offering price per share represents the weighted average exercise price of these outstanding options.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value US$0.0001 per share
Amount Registered | shares	29,083,800
Proposed Maximum Offering Price per Unit	20.04
Maximum Aggregate Offering Price	$ 582,839,352.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 86,027.09
Offering Note	The 29,083,800 shares are reserved for future award grants under the Plan. The corresponding proposed maximum offering price per share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(h) and Rule 457(c) under the Securities Act, is based on US$20.04 per ADS, the average of the high and low prices for the Registrant's ADSs as quoted on the New York Stock Exchange on August 26, 2024.